26. Income tax and tax on minimum presumed income / Deferred tax (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax And Tax On Minimum Presumed Income Deferred Tax Tables
Analysis of deferred tax assets and liabilities

	12.31.16	Charged to profit and loss	Charged to other comprehensive income	12.31.17
Deferred tax assets
Tax loss carryforward	4,172	(4,172)	-	-
Inventories	5,093	(703)	-	4,390
Trade receivables and other receivables	138,816	(28,775)	-	110,041
Trade payables and other payables	1,123,556	58,759	-	1,182,315
Salaries and social security taxes payable	24,500	10,115	-	34,615
Benefit plans	104,810	(9,610)	(4,887)	90,313
Tax liabilities	15,734	(3,377)	-	12,357
Provisions	150,244	58,560	-	208,804
Deferred tax asset	1,566,925	80,797	(4,887)	1,642,835

Deferred tax liabilities:
Property, plant and equipment	(499,142)	60,074	-	(439,068)
Financial assets at fair value through profit or loss	(40,351)	29,073	-	(11,278)
Borrowings	(8,414)	2,946	-	(5,468)
Deferred tax liability	(547,907)	92,093	-	(455,814)

Net deferred tax (liabilities) assets	1,019,018	172,890	(4,887)	1,187,021

	12.31.15	Charged to profit and loss	Charged to other comprehensive income	12.31.16
Deferred tax assets		4,172	-	4,172
Inventories	309	4,784	-	5,093
Derivative financial instruments	-	-	-	-
Trade receivables and other receivables	41,329	97,487	-	138,816
Trade payables and other payables	332,939	790,617	-	1,123,556
Salaries and social security taxes payable	18,923	5,577	-	24,500
Benefit plans	81,437	26,109	(2,736)	104,810
Tax liabilities	14,466	1,268	-	15,734
Provisions	115,522	34,722	-	150,244
Deferred tax asset	604,925	964,736	(2,736)	1,566,925

Deferred tax liabilities:
Property, plant and equipment	(505,528)	6,386	-	(499,142)
Financial assets at fair value through profit or loss	(39,608)	(743)	-	(40,351)
Borrowings	(9,741)	1,327	-	(8,414)
Deferred tax liability	(554,877)	6,970	-	(547,907)

Net deferred tax (liabilities) assets	50,048	971,706	(2,736)	1,019,018

	12.31.17	12.31.16
Deferred tax assets:
To be recover in less than 12 moths	1,301,162	432,952
To be recover in more than 12 moths	341,673	1,135,858
Deferred tax asset	1,642,835	1,568,810

Deferred tax liabilities:
To be recover in less than 12 moths	(81,733)	(155,064)
To be recover in more than 12 moths	(374,081)	(394,728)
Deferred tax liability	(455,814)	(549,792)

Net deferred tax assets (liabilities)	1,187,021	1,019,018

Minimum presumed income receivable
Minimum presumed income tax credit	12.31.17	Year of expiration
2012	20,506	2022
2013	43,950	2023
2016	-	2026
	64,456

Income tax expense
	12.31.17	12.31.16	12.31.15
Deferred tax	172,890	971,706	(38,406)
Current tax	(610,857)	(243,666)	(145,324)
Difference between provision and tax return	(3,183)	15,022	-
Income tax expense	(441,150)	743,062	(183,730)

	12.31.17	12.31.16	12.31.15
Profit (Loss) for the year before taxes	1,123,340	(1,931,710)	1,326,173
Applicable tax rate	35%	35%	35%
(Loss) Profit for the year at the tax rate	(393,169)	676,099	(464,161)
(Loss) Gain from interest in joint ventures	(4)	1	-
Non-taxable income	115,661	69,368	44,595
Other	(248)	(1)
Difference between provision and tax return	165	(2,405)	(42,332)
Unrecognized net deferred tax assets/liabilities (1)	(163,555.00)	-	282,399
Expiration of tax loss-carryforwards	-	-	(4,231)
Income tax expense	(441,150)	743,062	(183,730)

(1)	Corresponds to the effect of applying deferred tax assets and liabilities changes in income tax gains according to the tax reform detailed in the previous function in the year expected to perform them.